Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 5,447,264	$ 455,517	$ 10,049,617	$ 1,214,910
Cost of revenue	2,056,343	458,833	3,260,678	692,261
Gross profit	3,390,921	(3,316)	6,788,939	522,649
Operating expenses:
Selling, general and administrative (includes stock-based compensation of $1,105,587 and $0 for three months and $1,783,094 and $0 for six months ended 2021 and 2020, respectively)	5,234,462	1,418,909	9,542,739	2,726,450
Total operating expenses	5,234,462	1,674,588	9,544,335	3,004,951
Loss from operations	(1,843,541)	(1,677,904)	(2,755,396)	(2,482,302)
Other income (expense):
Interest expense	(135,070)	(154,751)	(258,874)	(283,811)
Interest income	521	377	1,048	902
Other income	(1,464)	624	13,244	36,798
Gain (loss) on foreign exchange	(88,084)	7,134	(44,333)	(5,448)
Total other income (expenses)	(224,097)	(146,616)	(288,915)	(251,559)
Net loss before taxes	(2,067,638)	(1,824,520)	(3,044,311)	(2,733,861)
Income taxes
Net loss	(2,067,638)	(1,824,520)	(3,044,311)	(2,733,861)
Net income (loss) attributable to noncontrolling interests	1,317,537	(24,619)	2,606,707	(19,604)
Net loss attributable to Dalrada Financial Corporation stockholders	(3,385,175)	(1,799,901)	(5,651,018)	(2,714,257)
Foreign currency translation	325	10,050	39,669	24,259
Comprehensive loss	$ (2,067,313)	$ (1,814,470)	$ (3,004,642)	$ (2,709,602)
Net loss per common share to Dalrada stockholders – basic	$ (0.05)	$ (0.03)	$ (0.08)	$ (0.04)
Net loss per common share to Dalrada stockholders – diluted	$ (0.05)	$ (0.03)	$ (0.08)	$ (0.04)
Weighted average common shares outstanding – basic	73,903,689	68,464,742	73,939,348	68,464,742
Weighted average common shares outstanding – diluted	73,903,689	68,464,742	73,939,348	68,464,742
Revenues [Member]
Total revenues	$ 5,370,449	$ 366,402	$ 9,957,493	$ 1,059,762
Revenues Related Party [Member]
Total revenues	$ 76,815	$ 89,115	$ 92,124	$ 155,148